ERShares US Large Cap Fund
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.3%
	Asset Management — 1.8%
5,440	BlackRock, Inc.	$3,065,712
	Automotive — 3.7%
15,000	Tesla, Inc. *	6,435,150
	Biotechnology & Pharmaceutical — 10.8%
87,498	Arrowhead Pharmaceuticals, Inc. *	3,767,664
40,000	CRISPR Therapeutics AG *	3,345,600
29,244	Ionis Pharmaceuticals, Inc. *	1,387,628
25,500	Livongo Health, Inc. *	3,571,275
4,115	Regeneron Pharmaceuticals, Inc. *	2,303,495
12,679	Seattle Genetics, Inc. *	2,481,153
19,032	United Therapeutics Corp. *	1,922,232
		18,779,047
	Commercial Services — 1.6%
8,539	Cintas Corp.	2,842,036
	Distributors - Discretionary — 1.1%
18,622	Copart, Inc. *	1,958,290
	Gaming, Lodging & Restaurants — 0.7%
24,929	Las Vegas Sands Corp.	1,163,187
	Hardware — 4.0%
12,340	Apple, Inc.	1,429,096
21,609	Roku, Inc. *	4,079,779
8,000	Ubiquiti, Inc.	1,333,280
		6,842,155
	Health Care Facilities & Services — 4.6%
90,000	Invitae Corp. *,1	3,901,500
18,500	Teladoc Health, Inc. *,1	4,055,940
		7,957,440
	Media — 20.5%
6,444	Alphabet, Inc. - Class A *	9,444,326
31,360	Facebook, Inc. - Class A *	8,213,184
10,386	Netflix, Inc. *	5,193,312
5,300	Trade Desk, Inc. - Class A *	2,749,534
16,212	VeriSign, Inc. *	3,321,028
65,000	Zillow Group, Inc. - Class A *	6,600,100
		35,521,484

ERShares US Large Cap Fund
SCHEDULE OF INVESTMENTS - (Continued)
September 30, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Medical Equipment & Devices — 5.9%
10,000	Danaher Corp.	$2,153,300
15,000	Exact Sciences Corp. *	1,529,250
15,850	Masimo Corp. *	3,741,551
16,125	ResMed, Inc.	2,764,309
		10,188,410
	Retail - Discretionary — 8.3%
4,577	Amazon.com, Inc. *	14,411,737
	Semiconductors — 2.1%
6,783	NVIDIA Corp.	3,671,095
	Software — 24.1%
6,171	Adobe, Inc. *	3,026,444
9,125	Alteryx, Inc. *,1	1,036,144
13,500	Bill.com Holdings, Inc. *	1,354,185
42,500	Cloudflare, Inc. *	1,745,050
15,000	Crowdstrike Holdings, Inc. - Class A *	2,059,800
24,000	Datadog, Inc. *,1	2,451,840
20,156	Fortinet, Inc. *	2,374,578
7,500	Okta, Inc. *	1,603,875
9,630	Paycom Software, Inc. *	2,997,819
14,000	salesforce.com, Inc. *	3,518,480
125,000	Slack Technologies, Inc., Class A *,1	3,357,500
12,200	Synopsys, Inc. *	2,610,556
15,000	Twilio, Inc. - Class A *	3,706,350
8,285	Veeva Systems, Inc. - Class A *	2,329,659
14,500	Workday, Inc. - Class A *	3,119,385
3,000	Zoom Video Communications, Inc. - Class A *	1,410,330
21,750	Zscaler, Inc. *	3,060,007
		41,762,002
	Specialty Finance — 3.4%
9,660	FleetCor Technologies, Inc. *	2,300,046
21,500	Square, Inc. - Class A *	3,494,825
		5,794,871
	Technology Services — 1.1%
6,090	EPAM Systems, Inc. *	1,968,775
	Telecommunications — 0.8%
5,000	RingCentral, Inc. - Class A *	1,373,050

ERShares US Large Cap Fund
SCHEDULE OF INVESTMENTS - (Continued)
September 30, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Transportation & Logistics — 2.8%
19,569	FedEx Corp.	$4,921,995
	Total Common Stocks
	(Cost $122,788,996)	168,656,436
	SHORT-TERM INVESTMENTS — 9.1%
5,941,378	BlackRock Liquidity Funds FedFund Portfolio – Institutional Class, 0.050%[2,3]	5,941,378
39,053	Fidelity Investments Money Market Government Portfolio - Class I, 0.010%[2,3]	39,053
5,058,369	Fidelity Investments Money Market Treasury Only Portfolio - Class I, 0.010%[3]	5,058,369
29,789	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 0.020%[2,3]	29,789
4,652,230	JPMorgan U.S. Government Money Market Fund - Capital Class, 0.010%[2,3]	4,652,230
	Total Short-Term Investments
	(Cost $15,720,819)	15,720,819
	TOTAL INVESTMENTS — 106.4%
	(Cost $138,509,815)	184,377,255
	Liabilities in Excess of Other Assets — (6.4)%	(11,113,809)
	TOTAL NET ASSETS — 100.0%	$173,263,446
Percentages are stated as a percent of net assets.

*	Non-income producing security.
[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $10,615,891.
[2]	All or a portion of this security was purchased with cash proceeds from securities lending. Total collateral had a fair value of $10,662,464.
[3]	The rate is the annualized seven-day yield at period end.